Earnings Per Share - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Gain from change in fair value of warrant liability	$ (1)	$ (6,361)	$ (9,053)